The Cushing® NextGen Infrastructure Fund
SCHEDULE OF INVESTMENTS (Unaudited)
	February 28, 2021

	Shares	Fair Value
Common Stock - 75.0%
Cloud Services - 1.1%
United States - 1.1%
Microsoft Corporation	1,000	$232,380

Communication Services - 3.1%
Italy - 0.8%
Infrastrutture Wireless Italiane SpA	16,008	166,394
Spain - 2.3%
Cellnex Telecom S.A.	8,810	478,868
		645,262
Data Centers - 1.5%
United States - 1.5%
Switch, Inc.	17,869	309,848

Electric Vehicle Components - 4.8%
Germany - 1.0%
Akasol AG (1)	1,448	209,650
United States - 3.8%
Switchback Energy Acquisition Corporation (1)	25,442	784,377
		994,027
Electricity Generation - 0.8%
United States - 0.8%
FirstEnergy Corporation	5,320	176,305

GDS Services - 1.5%
United States - 1.5%
Sabre Corporation	21,227	311,825

Industrials - 4.7%
Mexico - 1.7%
Grupo Aeroportuario del Sureste, S.A.B. de C.V. (1)	1,950	362,993
United States - 3.0%
Plug Power, Inc. (1)	13,000	628,940
		991,933
Integrated Utility - 3.8%
Chile - 0.8%
Enel Americas SA	22,546	170,448
France - 1.2%
Electricite de France S.A. (1)	20,705	247,518
Italy - 1.8%
Enel Societa Per Azioni	40,978	385,193
		803,159
IT Services - 2.9%
Cayman Islands - 2.3%
21Vianet Group, Inc. (1)	8,000	291,520
GDS Holdings Limited (1)	1,800	183,888
Spain - 0.6%
Amadeus IT Group (1)	2,000	138,753
		614,161
Large Cap Diversified - 1.6%
United States - 1.6%
Kinder Morgan, Inc.	22,531	331,206

Natural Gas Gatherers & Processors - 1.7%
United States - 1.7%
Altus Midstream Company	1,470	77,822
Targa Resources Corporation	9,000	278,370
		356,192
Natural Gas Transportation & Storage - 3.8%
United States - 3.8%
Equitrans Midstream Corporation	108,555	784,853

New Energy Vehicle - 1.1%
Canada - 1.1%
Ballard Power Systems, Inc. (1)	7,966	221,614

Other Renewable Generation - 3.8%
Canada - 2.6%
Brookfield Renewable Corporation	11,655	538,228
United States - 1.2%
Bloom Energy Corporation (1)	8,661	247,098
		785,326
Railroads - 3.6%
United States - 3.6%
Norfolk Southern Corporation	1,000	252,060
Union Pacific Corporation	2,392	492,656
		744,716
Refiners - 1.3%
United States - 1.3%
Marathon Petroleum Corporation	4,875	266,272

Renewable Distribution - 3.8%
Spain - 1.2%
Iberdrola S A	5,011	251,986
United States - 2.6%
NextEra Energy, Inc.	7,404	544,046
		796,032
Solar Developer - 3.0%
Mauritius - 3.0%
Azure Power Global Ltd (1)	20,920	634,294

Solar Energy Equipment - 9.4%
United States - 9.4%
Enphase Energy, Inc. (1)	4,300	757,058
Solaredge Technologies, Inc. (1)	3,114	928,937
Sunrun, Inc. (1)	4,304	269,344
		1,955,339
Solar Generation - 4.7%
Spain - 4.7%
Solaria Energia y Medio Ambiente, SA (1)	43,482	975,815

Solar Materials - 1.2%
China - 1.2%
JinkoSolar Holding Co., Ltd. (1)	5,000	256,700

Tollroads - 1.3%
Italy - 1.3%
Atlantia Spa (1)	14,070	263,555

Utilities - 4.9%
France - 4.9%
ENGIE (1)	16,000	233,298
Suez SA	25,000	520,324
Veolia Environnement SA	10,000	269,664
		1,023,286
Wind Energy Equipment - 1.0%
United States - 1.0%
TPI Composites, Inc. (1)	4,445	211,849

YieldCo - 4.6%
United Kingdom - 4.6%
Atlantica Sustainable Infrastructure plc	26,893	972,182

Total Common Stock (Cost $13,429,990)		$15,658,131

	Master Limited Partnerships and Related Companies - 13.8%	Units	Fair Value
	Crude Oil & Refined Products - 4.6%
	United States - 4.6%
	Magellan Midstream Partners, L.P.	16,000	$666,720
	NGL Energy Partners, L.P.	50,000	119,500
	Shell Midstream Partners, L.P.	16,000	175,200
			961,420
	Large Cap Diversified C Corps - 2.3%
	United States - 2.3%
	Plains GP Holdings, L.P.	56,000	482,720

	Large Cap MLP - 4.6%
	United States - 4.6%
	Energy Transfer, L.P.	54,000	412,560
	MPLX, L.P.	23,000	547,630
			960,190
	Natural Gas Gatherers & Processors - 1.3%
	United States - 1.3%
	DCP Midstream, L.P.	12,500	273,250

	Other Renewable Generation - 1.0%
	Bermuda - 1.0%
	Brookfield Renewable Partners, L.P.	5,135	216,748

	Total Master Limited Partnerships (Cost $2,573,258)		$2,894,328

		Shares	Fair Value
	Real Estate Investment Trusts - 10.9%
	Data Centers - 5.1%
	Singapore - 2.5%
	Keppel DC REIT	253,473	$518,960
	United States - 2.6%
	CyrusOne, Inc.	2,075	136,182
	Digital Realty Trust, Inc.	750	101,048
	Equinix, Inc.	200	129,668
	QTS Realty Trust, Inc.	3,000	186,360
			1,072,218
	Towers - 5.8%
	United States - 5.8%
	American Tower Corporation	2,000	432,260
	Crown Castle International Corporation	2,000	311,500
	SBA Communications Corporation	1,783	454,897
			1,198,657

	Total Real Estate Investment Trusts (Cost $2,097,870)		$2,270,875

		Shares	Fair Value
	Short-Term Investments - Investment Companies - 1.6%
	United States - 1.6%
	First American Government Obligations Fund - Class X, 0.05%(2)	166,754	$166,754
	First American Treasury Obligations Fund - Class X, 0.05%(2)	166,753	166,753
	Total Short-Term Investments (Cost $333,507)		$333,507

	Total Investments - 101.3% (Cost $18,434,625)		$21,156,841
	Liabilities in Excess of Other Assets - (1.3)%		(274,186)
	Total Net Assets Applicable to Unitholders - 100.0%		$20,882,655

	Percentages are stated as a percent of net assets.
(1)	No distribution or dividend was made during the period ended February 28, 2021. As such, it is classified as a non-income producing security as of February 28, 2021.
(2)	Rate reported is the current yield as of February 28, 2021.

Fair Value Measurements
Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
These inputs are summarized in the three broad levels listed below.
		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 28, 2021	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$15,658,131	$15,658,131	$-	$-
Master Limited Partnerships and Related Companies (a)	2,894,328	2,894,328	-	-
Real Estate Investment Trusts (a)	2,270,875	2,270,875	-	-
Total Equity Securities	20,823,334	20,823,334	-	-
Other
Short Term Investments (a)	333,507	333,507	-	-
Total Other	333,507	333,507	-	-
Total Assets	$21,156,841	$21,156,841	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended February 28, 2021.

Transfers into and out of each level are measured at fair value at the end of the period. There were no transfers between any levels during the period ended February 28, 2021.